Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments [Abstract]
Disclosure of financial liabilities
The group holds the following financial instruments:

	December 31,
Financial Assets	2022	2021
	£’000	£’000
Held at amortised cost
Trade and other receivables (excluding prepayments and taxes)	6,266	2,280
Cash and cash equivalents	404,577	562,173
Short term bank deposits	101,234	—
Held at fair value through OCI
Investments held in unquoted equity instruments	2,145	2,145
	514,222	566,598

	December 31,
Financial Liabilities	2022	2021
	£’000	£’000
Held at amortised cost
Trade and other payables (excluding taxes and contract liabilities and other advances)	47,732	12,479
Loans	313	296
Lease liability	13,583	4,879
Other advances from joint operation partners	9,139	15,486
	70,767	33,140

Disclosure of financial assets
The group holds the following financial instruments:

	December 31,
Financial Assets	2022	2021
	£’000	£’000
Held at amortised cost
Trade and other receivables (excluding prepayments and taxes)	6,266	2,280
Cash and cash equivalents	404,577	562,173
Short term bank deposits	101,234	—
Held at fair value through OCI
Investments held in unquoted equity instruments	2,145	2,145
	514,222	566,598

	December 31,
Financial Liabilities	2022	2021
	£’000	£’000
Held at amortised cost
Trade and other payables (excluding taxes and contract liabilities and other advances)	47,732	12,479
Loans	313	296
Lease liability	13,583	4,879
Other advances from joint operation partners	9,139	15,486
	70,767	33,140

Disclosure of significant unobservable inputs used in fair value measurement of assets
Fair value measurements using significant unobservable inputs (level 3)

Unlisted equity securities
£’000
Opening balance as at January 1, 2022	2,145
Acquisitions	—
Loss recognised in other comprehensive income	—
Disposal	—
Closing balance as at December 31, 2022	2,145

Sensitivity analysis for types of foreign currency risk
The table below illustrates the sensitivity analysis of the Group’s reported profit to a 10% increase or decrease in the respective foreign exchange rates to which they are significantly exposed. The sensitivity analysis is calculated on balances outstanding at the year end, with all other variables held constant.

	Change in rate	Effect on profit before tax	Effect on equity
		£’000	£’000
2022
Change in USD	+10%	6,290	6,051
	-10%	(6,290)	(6,051)
Change in EUR	+10%	165	4,631
	-10%	(165)	(4,631)
2021
Change in USD	+10%	27,236	27,489
	-10%	(27,236)	(27,489)
Change in EUR	+10%	195	5,908
	-10%	(195)	(5,908)

Disclosure of maturity analysis for derivative financial liabilities
The maturity analysis of financial liabilities at December 31, 2022 is as follows:

	Carrying amount	Demand and less than 3 months	From 3 to 12 months	From 12 months to 2 years	From 2 to 5 years	More than 5 years	Total contractual cash flows
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Liabilities:
Trade and other payables	(47,732)	(47,355)	—	(377)	—	—	(47,732)
Loans	(313)	(1)	(2)	(2)	(320)	—	(325)
Lease liability	(13,583)	(619)	(2,022)	(2,576)	(7,107)	(3,930)	(16,254)
Other advances from joint operation partners	(9,139)	(1,572)	(6,870)	(697)	—	—	(9,139)
	(70,767)	(49,547)	(8,894)	(3,652)	(7,427)	(3,930)	(73,450)

The maturity analysis of financial liabilities at December 31, 2021 is as follows:

	Carrying amount	Demand and less than 3 months	From 3 to 12 months	From 12 months to 2 years	From 2 to 5 years	More than 5 years	Total contractual cash flows
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Liabilities:
Trade and other payables	(12,479)	(12,479)	—	—	—	—	(12,479)
Loans	(296)	—	(2)	(2)	(303)	—	(307)
Lease liability	(4,879)	(267)	(808)	(1,117)	(2,694)	(415)	(5,301)
Other advances from joint operation partners	(15,486)	(1,510)	(5,360)	(8,616)	—	—	(15,486)
	(33,140)	(14,256)	(6,170)	(9,735)	(2,997)	(415)	(33,573)

Disclosure of reconciliation of liabilities arising from financing activities
Changes in liabilities arising from financing activities

	At January, 1 2022	Cash flows	Additions	Interest expense	Foreign Exchange	At December 31, 2022
	£’000	£’000	£’000	£’000	£’000	£’000
Interest-bearing loans and borrowings	296	—	—	2	15	313
Lease liabilities	4,879	(1,740)	10,033	298	113	13,583
Total liabilities from financing activities	5,175	(1,740)	10,033	300	128	13,896

	At January, 1 2021	Cash flows	Additions	Interest expense	Foreign Exchange	At December 31, 2021
	£’000	£’000	£’000	£’000	£’000	£’000
Interest-bearing loans and borrowings	—	—	301	1	(6)	296
Lease liabilities	3,438	(881)	2,178	147	(3)	4,879
Total liabilities from financing activities	3,438	(881)	2,479	148	(9)	5,175